ACCOUNTING CHANGES	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
ACCOUNTING CHANGES
ACCOUNTING CHANGES
Changes in Accounting Policies for 2016
Extraordinary and unusual income statement items
In January 2015, the Financial Accounting Standards Board (FASB) issued new guidance on extraordinary and unusual income statement items. This update eliminates the concept of extraordinary items from GAAP. This new guidance was effective
January 1, 2016, was applied prospectively and did not have an impact on the Company’s consolidated financial statements.
Consolidation
In February 2015, the FASB issued new guidance on consolidation. This guidance requires that entities re-evaluate whether they should consolidate certain legal entities and eliminates the presumption that a general partner should consolidate a limited partnership. This new guidance was effective January 1, 2016, was applied retrospectively and did not result in any change to the Company's consolidation conclusions. Disclosure requirements outlined in the new guidance are included in Note 29, Variable interest entities.
Imputation of interest
In April 2015, the FASB issued new guidance on simplifying the accounting for debt issuance costs. This guidance requires that debt issuance costs be presented on the balance sheet as a direct deduction from the carrying amount of the related debt liability consistent with debt discounts or premiums. This new guidance was effective January 1, 2016, was applied retrospectively and resulted in a reclassification of debt issuance costs previously recorded in Intangible and other assets to an offset of their respective debt liabilities on the Company’s Consolidated balance sheet.
Business combinations
In September 2015, the FASB issued guidance which intends to simplify the accounting measurement period adjustments in business combinations. The amended guidance requires an acquirer to recognize adjustments to the provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. In the period the adjustment was determined, the guidance also requires the acquirer to record the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. This new guidance was effective January 1, 2016, was applied prospectively and did not have a material impact on the Company's consolidated financial statements.
Classification of certain cash receipts and cash payments
In August 2016, the FASB issued new guidance to clarify how entities should classify certain cash receipts and cash payments on the statement of cash flows. This new guidance is effective January 1, 2018, however, since early adoption is permitted, the Company elected to retrospectively apply this guidance effective December 31, 2016. The application of this guidance did not have a material impact on the classification of debt pre-payments or extinguishment costs, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims and proceeds from the settlement of corporate owned life insurance. The Company has elected to classify distributions received from equity method investments using the nature of distributions approach as it is more representative of the nature of the underlying activities of the investments that generated the distributions. As a result, certain comparative period distributions received from equity method investments have been reclassified from investing activities to cash generated from operations in the Consolidated statement of cash flows.
Future Accounting Changes
Revenue from contracts with customers
In 2014, the FASB issued new guidance on revenue from contracts with customers. Current guidance allows for revenue recognition when certain criteria are met. The new guidance requires that an entity recognize revenue in accordance with a five-step model. This model is used to depict the transfer of promised goods or services to customers in an amount that reflects the total consideration to which it expects to be entitled during the term of the contract in exchange for those goods or services. The Company will adopt the new standard on the effective date of January 1, 2018. There are two methods in which the new standard can be applied: (1) retrospectively to each prior reporting period presented, or (2) retrospectively with the cumulative effect recognized at the date of initial application.

The Company is evaluating both methods of adoption as it works through its analysis. The Company has identified all existing customer contracts that are within the scope of the new guidance and has begun to analyze individual contracts or groups of contracts to identify any significant differences and the impact on revenues as a result of implementing the new standard. As the Company continues its contract analysis, it will also quantify the impact, if any, on prior period revenues. The Company will address any system and process changes necessary to compile the information to meet the disclosure requirements of the new standard. As the Company is currently evaluating the impact of this standard, it has not yet determined the effect on its consolidated financial statements.
Inventory
In July 2015, the FASB issued new guidance on simplifying the measurement of inventory. The new guidance specifies that an entity should measure inventory within the scope of this update at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. This new guidance is effective January 1, 2017 and will be applied prospectively. The Company does not expect the adoption of this new standard to have a material impact on its consolidated financial statements.
Financial instruments
In January 2016, the FASB issued new guidance on the accounting for equity investments and financial liabilities. The new guidance will change the income statement effect of equity investments and the recognition of changes in fair value of financial liabilities when the fair value option is elected. The new guidance also requires the Company to assess valuation allowances for deferred tax assets related to available for sale debt securities in combination with their other deferred tax assets. This new guidance is effective January 1, 2018. The Company is currently evaluating the impact of the adoption of this guidance and has not yet determined the effect on its consolidated financial statements.
Leases
In February 2016, the FASB issued new guidance on leases. The new guidance requires lessees to recognize most leases, including operating leases, on the balance sheet as lease assets and lease liabilities. In addition, lessees may be required to reassess assumptions associated with existing leases as well as to provide expanded qualitative and quantitative disclosures. The new standard does not make extensive changes to lessor accounting. The new guidance is effective January 1, 2019, however, the Company is evaluating the option to early adopt. The Company is currently identifying existing lease agreements that may have an impact on the Company's consolidated financial statements as a result of adopting this new guidance.
Derivatives and hedging
In March 2016, the FASB issued new guidance that clarifies the requirements for assessing whether contingent call or put options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. The new guidance requires only an assessment of the four-step decision sequence outlined in GAAP to determine whether the economic characteristics and risks of call or put options are clearly and closely related to the economic characteristics and risks. This new guidance is effective January 1, 2017 and the Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.
Equity method investments
In March 2016, the FASB issued new guidance that simplifies the transition to equity method accounting. In these situations, when an increase in ownership interest in an investment qualifies it for equity method accounting, the new guidance eliminates the requirement to retroactively apply the equity method of accounting. This new guidance is effective January 1, 2017 and will be applied prospectively. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.
Employee share-based payments
In March 2016, the FASB issued new guidance that simplifies several aspects of the accounting for employee share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The new guidance also permits entities to make an accounting policy election either to continue to estimate the total number of awards for which the requisite service period will not be rendered or to account for forfeitures when they occur. This new guidance is effective January 1, 2017 and the Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.
Measurement of credit losses on financial instruments
In June 2016, the FASB issued new guidance that significantly changes how entities measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The new guidance amends the impairment model of financial instruments basing it on expected losses rather than incurred losses. These expected credit losses will be recognized as an allowance rather than a direct write down of the amortized cost basis. The new guidance is effective
January 1, 2020 and will be applied using a modified retrospective approach. The Company is currently evaluating the impact of the adoption of this guidance and has not yet determined the effect on its consolidated financial statements.
Consolidation
In October 2016, the FASB issued new guidance on consolidation relating to interests held through related parties that are under common control. The new guidance amends the consolidation requirements such that if a decision maker is required to evaluate whether it is the primary beneficiary of a variable interest entity (VIE), it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The new guidance is effective January 1, 2017 and the Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.
Income taxes
In October 2016, the FASB issued new guidance on income tax effects of intra-entity transfers of assets other than inventory. The new guidance requires the recognition of deferred and current income taxes for an intra-entity asset transfer when the transfer occurs. The new guidance is effective January 1, 2018 and will be applied on a modified retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this guidance and has not yet determined the effect on its consolidated financial statements.
Restricted cash
In November 2016, the FASB issued new guidance on restricted cash and cash equivalents on the statement of cash flows. The new guidance requires that the statement of cash flows explain the change during the period in the total cash and cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The amounts of restricted cash and cash equivalents will be included in Cash and cash equivalents when reconciling the beginning of year and end of year total amounts on the statement of cash flows. This new guidance is effective January 1, 2018 and will be applied retrospectively. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this guidance and has not yet determined the effect on its consolidated financial statements.